Acquisition of Bao Li Gaming Promotion Limited (Details 2) - Bao Li Gaming [Member]	12 Months Ended
	Dec. 31, 2015 USD ($) shares
Servicing Assets at Fair Value [Line Items]
Base Earnout Cash Payments First Year - 2013 | $	$ 13,000,000
Base Earnout Cash Payments Second Year - 2014 | $	13,000,000
Base Earnout Cash Payments Third Year - 2015 | $	$ 13,000,000	[1]
Base Earnout Shares First Year - 2013 | shares	625,000
Base Earnout Shares Second Year - 2014 | shares	625,000
Base Earnout Shares Third Year - 2015 | shares	625,000	[1]
Incremental Earnout Cash Payments First Year - 2013 | $	$ 13,000,000
Incremental Earnout Cash Payments Second Year - 2014 | $	8,320,000
Incremental Earnout Cash Payments Third Year - 2015 | $	$ 520,000	[1]
Incremental Earnout Shares Issued First Year - 2013 | shares	625,000
Incremental Earnout Shares Issued Second Year - 2014 | shares	400,000
Incremental Earnout Shares Issued Third Year - 2015 | shares	25,000	[1]

[1]	It is anticipated that the cash payment and shares issuance for the 2015 earnout will be made in the second quarter of 2016.